Supplement to the
Fidelity Advisor® Real Estate Income Fund
Class I
September 29, 2015
Prospectus

The following information replaces the similar information found in paragraph 4 in the "Shareholder Information" section under the heading "Buying Shares" on page 17.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

REII-15-02  October 30, 2015
1.928683.106

Supplement to the
Fidelity Advisor® Small Cap Growth Fund
Class I
September 29, 2015
Prospectus

The following information replaces the similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" on page 14.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

ASCPI-15-02  October 30, 2015
1.808093.120

Supplement to the
Fidelity Advisor® Small Cap Value Fund
Class I
September 29, 2015
Prospectus

The following information replaces the similar information found in paragraph 4 in the "Shareholder Information" section under the heading "Buying Shares" on page 15.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

ASCVI-15-02  October 30, 2015
1.808273.123